UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7091

Dreyfus Florida Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Florida Municipal Money Market Fund
August 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--102.1%	Rate (%)		Date	Amount ($)	Value ($)

Alachua County,
Revenue (North Central Florida
YMCA, Inc. Project) (LOC;
SouthTrust Bank)		3.72	9/7/06	1,630,000 a	1,630,000
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; Merrill
Lynch)		3.54	9/7/06	3,365,000 a,b	3,365,000
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wachovia Bank)		3.46	9/7/06	955,000 a	955,000
Brevard County Health Facilities
Authority, Health Care
Facilities Revenue (Liquidity
Facility; Merrill Lynch)		3.48	9/7/06	5,000,000 a,b	5,000,000
Broward County,
IDR (GB Instruments Inc.
Project) (LOC; Bank of America)		3.56	9/7/06	1,960,000 a	1,960,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)		3.60	12/8/06	4,354,000	4,354,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; Sun America Inc.)		3.56	9/7/06	15,000,000 a	15,000,000
Broward County Housing Finance
Authority, MFHR (Golf View
Gardens Apartments Project)
(LOC; Regions Bank)		3.52	9/7/06	8,500,000 a	8,500,000
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)		3.50	9/7/06	10,000 a,b	10,000
Capital Trust Agency,
Multifamily Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)		3.50	9/7/06	12,000,000 a,b	12,000,000
Collier County Housing Finance
Authority, MFHR (George
Washington Carver Apartments)
(LOC; PNC Bank)		3.56	9/7/06	3,000,000 a	3,000,000
Collier County Industrial
Development Authority, IDR

(March Project) (LOC; Wachovia
Bank)	3.56	9/7/06	2,900,000 a	2,900,000
Dade County Industrial Development
Authority, IDR (Spectrum
Programs Inc. Project) (LOC;
Bank of America)	3.46	9/7/06	435,000 a	435,000
Dade County Industrial Development
Authority, IDR (U.S. Holdings
Inc. Project) (LOC; SunTrust
Bank)	3.56	9/7/06	775,000 a	775,000
Escambia County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.50	9/7/06	2,180,000 a,b	2,180,000
Florida Development Finance
Corporation, IDR (Air
Technology) (LOC; Wachovia
Bank)	3.56	9/7/06	2,000,000 a	2,000,000
Florida Development Finance
Corporation, IDR (Atlantic
Truss Group, LLC Project)
(LOC; Wachovia Bank)	3.56	9/7/06	2,975,000 a	2,975,000
Florida Development Finance
Corporation, IDR (Byrd
Technologies Inc.) (LOC;
Wachovia Bank)	3.56	9/7/06	1,390,000 a	1,390,000
Florida Development Finance
Corporation, IDR (Downey Glass
Industries) (LOC; Wachovia
Bank)	3.56	9/7/06	645,000 a	645,000
Florida Development Finance
Corporation, IDR (DSLA Realty
LC Project) (LOC; SunTrust
Bank)	3.73	9/7/06	1,270,000 a	1,270,000
Florida Development Finance
Corporation, IDR (Energy
Planning Associates) (LOC;
Wachovia Bank)	3.56	9/7/06	1,340,000 a	1,340,000
Florida Development Finance
Corporation, IDR (Enterprise
2650 LLC Project) (LOC;
Wachovia Bank)	3.56	9/7/06	1,020,000 a	1,020,000
Florida Development Finance
Corporation, IDR (Florida Food
Products, Inc. Project) (LOC;
Wachovia Bank)	3.56	9/7/06	2,200,000 a	2,200,000
Florida Development Finance
Corporation, IDR (Florida
Steel Project) (LOC; Wachovia
Bank)	3.56	9/7/06	915,000 a	915,000
Florida Development Finance
Corporation, IDR (Increte LLC
Project) (LOC; Wachovia Bank)	3.56	9/7/06	2,055,000 a	2,055,000

Florida Development Finance
Corporation, IDR (Jamivon
Properties Inc. Project) (LOC;
Wachovia Bank)	3.56	9/7/06	1,600,000 a	1,600,000
Florida Development Finance
Corporation, IDR (Kelray Real
Estate Project) (LOC; Wachovia
Bank)	3.56	9/7/06	810,000 a	810,000
Florida Development Finance
Corporation, IDR (Octex
Corporation Project) (LOC;
Wachovia Bank)	3.56	9/7/06	150,000 a	150,000
Florida Development Finance
Corporation, IDR (R.L. Smith
Investments LLC Project) (LOC;
SunTrust Bank)	3.73	9/7/06	930,000 a	930,000
Florida Development Finance
Corporation, IDR (Retro
Elevator Corporation Project)
(LOC; Wachovia Bank)	3.56	9/7/06	795,000 a	795,000
Florida Development Finance
Corporation, IDR (Suncoast
Bakeries, Inc. Project) (LOC;
SunTrust Bank)	3.51	9/7/06	700,000 a	700,000
Florida Development Finance
Corporation, IDR (Trese Inc.
Project) (LOC; Wachovia Bank)	3.56	9/7/06	980,000 a	980,000
Florida Development Finance
Corporation, IDR (Twin Vee
PowerCats, Inc. Project) (LOC;
SunTrust Bank)	3.56	9/7/06	1,720,000 a	1,720,000
Florida Development Finance
Corporation, IDR (University
of Southern Florida
Foundation) (LOC; SunTrust
Bank)	3.56	9/7/06	920,000 a	920,000
Florida Development Finance
Corporation, IDR, Refunding
(Charlotte Community Project)
(LOC; SunTrust Bank)	3.46	9/7/06	1,320,000 a	1,320,000
Florida Ports Financing
Commission, Revenue (State
Transportation Trust
Fund-Intermodal Program)
(Insured; FGIC)	4.65	10/1/06	250,000	250,207
Gulf Breeze Healthcare Facilities,
Revenue (Heritage Healthcare
Project) (Liquidity Facility;
AIG SunAmerica Assurance)	3.60	9/7/06	17,030,000 a	17,030,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	3.75	11/15/06	2,080,000	2,079,865
Hillsborough County,

Subordinated Utility Revenue,
CP (LOC; State Street Bank and
Trust Co.)	3.60	11/9/06	12,620,000	12,620,000
Hillsborough County Aviation
Authority, Revenue (Merlots
Program) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.50	9/7/06	1,980,000 a,b	1,980,000
Hillsborough County Aviation
Authority, Revenue, Refunding
(Tampa International Airport)
(Insured; AMBAC)	5.75	10/1/06	600,000	600,923
Hillsborough County Housing
Finance Authority, MFHR
(Liquidity Facility; Merrill
Lynch)	3.54	9/7/06	4,475,000 a,b	4,475,000
Hillsborough County Industrial
Development Authority, IDR
(Allied Aerofoam Project)
(LOC; Wachovia Bank)	3.51	9/7/06	2,600,000 a	2,600,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Wachovia Bank)	3.53	9/7/06	4,000,000 a	4,000,000
Hillsborough County Industrial
Development Authority, IDR,
Refunding (Leslie Controls
Inc.) (LOC; SunTrust Bank)	3.51	9/7/06	3,535,000 a	3,535,000
Hillsborough County Industrial
Development Authority,
Recreational Revenue (Tampa
Metropolitan Area YMCA
Project) (LOC; Bank of America)	3.43	9/7/06	800,000 a	800,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	3.46	9/7/06	4,300,000 a	4,300,000
Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company Inc.
Project) (LOC; SouthTrust Bank)	3.56	9/7/06	2,060,000 a	2,060,000
Jacksonville Health Facilities
Authority, Health Facilities
Revenue (River Garden/Coves
Project) (LOC; Wachovia Bank)	3.46	9/7/06	455,000 a	455,000
Lake County Industrial Development
Authority, Revenue (Locklando
Door and Millwork, Inc.
Project) (LOC; Wachovia Bank)	3.51	9/7/06	3,265,000 a	3,265,000
Lee County,
Airport Revenue (Insured; FSA
and Liquidity Facility;
Merrill Lynch)	3.49	9/7/06	1,275,000 a,b	1,275,000

Lee County Educational Facilities
Authority, Educational
Facilities Revenue
(International College
Foundation Inc. Project) (LOC;
SunTrust Bank)	3.51	9/7/06	1,875,000 a	1,875,000
Lee County Housing Finance
Authority, MFHR (Heron Pond
Apartments) (LOC; Regions Bank)	3.52	9/7/06	6,035,000 a	6,035,000
Lee County Housing Finance
Authority, SFHR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.50	9/7/06	2,155,000 a,b	2,155,000
Lee County Housing Finance
Authority, SFMR (Multi-County
Program) (Insured; AMBAC)	3.45	3/1/07	12,000,000	12,000,000
Lee Memorial Health System,
HR (Lee Memorial Health System)	3.44	9/7/06	12,600,000 a	12,600,000
Leesburg,
HR (The Villages Regional
Hospital Project) (Insured;
Radian and Liquidity Facility;
Bank of Nova Scotia)	3.47	9/7/06	12,000,000 a	12,000,000
Manatee County,
IDR (Avon Cabinet Corporation
Project) (LOC; Bank of America)	3.51	9/7/06	2,100,000 a	2,100,000
Marion County Industrial
Development Authority, IDR
(Universal Forest Products)
(LOC; Wachovia Bank)	3.56	9/7/06	2,500,000 a	2,500,000
Miami-Dade County,
Aviation Revenue (Insured;
CIFG and Liquidity Facility;
Merrill Lynch)	3.49	9/7/06	2,000,000 a,b	2,000,000
Miami-Dade County Expressway
Authority, Toll System Revenue
(Putters Program) (Insured;
FGIC and Liquidity Facility;
PB Finance Inc.)	3.47	9/7/06	2,585,000 a,b	2,585,000
Miami-Dade County Industrial
Development Authority, IDR
(Dutton Press Inc. Project)
(LOC; SunTrust Bank)	3.51	9/7/06	1,720,000 a	1,720,000
Miami-Dade County Industrial
Development Authority, IDR
(Futurama Project) (LOC;
SunTrust Bank)	3.73	9/7/06	2,115,000 a	2,115,000
Miami-Dade County Industrial
Development Authority, IDR
(Ram Investments Project)
(LOC; Wachovia Bank)	3.51	9/7/06	2,910,000 a	2,910,000
Miami-Dade County Industrial
Development Authority, Revenue

(Altira, Inc. Project) (LOC;
SunTrust Bank)	3.51	9/7/06	2,250,000 a	2,250,000
Miami-Dade County Industrial
Development Authority, Revenue
(Gulliver Schools Project)
(LOC; Bank of America)	3.43	9/7/06	1,150,000 a	1,150,000
Miami-Dade County Industrial
Development Authority, SWDR
(Waste Management, Inc.
Project) (Liquidity Facility;
Lloyds TSB Bank PLC)	3.52	9/7/06	4,245,000 a,b	4,245,000
North Miami,
Educational Facilities Revenue
(Miami Country Day School
Project) (LOC; Bank of America)	3.43	9/7/06	450,000 a	450,000
Orange County,
Public Service Tax and
Improvement Revenue, Refunding
(Insured; MBIA)	5.00	10/1/06	300,000	300,278
Orange County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Insured;
AMBAC)	5.75	11/15/06	100,000	100,376
Orange County Health Facilities
Authority, Revenue, CP (LOC;
SunTrust Bank)	3.72	10/17/06	7,600,000	7,600,000
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	3.68	9/7/06	1,300,000 a	1,300,000
Orange County Industrial
Development Authority, Revenue
(Lake Highland Preparatory
School, Inc. Project) (LOC;
Wachovia Bank)	3.46	9/7/06	5,105,000 a	5,105,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wachovia Bank)	3.46	9/7/06	1,000,000 a	1,000,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wachovia Bank)	3.51	9/7/06	240,000 a	240,000
Orange County Industrial
Development Authority, Revenue
(University of Central Florida
Foundation Inc. Project) (LOC;
Wachovia Bank)	3.46	9/7/06	3,985,000 a	3,985,000
Orange County School District,
TAN	4.50	9/15/06	10,000,000	10,005,379
Orlando-Orange County Expressway
Authority, Revenue (Putters

Program) (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.47	9/7/06	4,990,000 a,b	4,990,000
Palm Beach County,
Beach Acquisition Revenue,
Refunding (Insured; FGIC)	5.13	11/1/06	100,000	100,217
Palm Beach County,
IDR, Refunding (Eastern Metal
Supply) (LOC; Wachovia Bank)	3.51	9/7/06	2,750,000 a	2,750,000
Palm Beach County School District,
TAN	4.00	9/28/06	8,750,000	8,752,292
Palm Beach County Solid Waste
Authority Revenue, Refunding
(Insured; AMBAC)	5.50	10/1/06	100,000	100,139
Pasco County Educational
Facilities Authority, College
and University Revenue (Saint
Leo University Project) (LOC;
Amsouth Bank)	3.70	9/7/06	310,000 a	310,000
Peace River/Manasota Regional
Water Supply Authority,
Utility System Revenue
(Insured; FSA and Liquidity
Facility; PB Finance Inc.)	3.47	9/7/06	3,945,000 a,b	3,945,000
Pinellas County Housing Finance
Authority, MFHR (Alta Largo
Apartments Project) (LOC;
Amsouth Bank)	3.49	9/7/06	7,000,000 a	7,000,000
Pinellas County Housing Finance
Authority, SFMR (GIC; Rabobank
and Liquidity Facility;
Merrill Lynch)	3.49	9/7/06	4,790,000 a,b	4,790,000
Pinellas County Industrial
Development Authority, IDR
(Falcon Enterprises Inc.
Project) (LOC; SunTrust Bank)	3.56	9/7/06	1,915,000 a	1,915,000
Pinellas County Industrial
Development Authority, IDR
(Restorative Care of America
Project) (LOC; SunTrust Bank)	3.56	9/7/06	1,565,000 a	1,565,000
Pinellas County Industrial
Development Authority, IDR
(Sure-Feed Engineering
Project) (LOC; Bank of America)	3.51	9/7/06	340,000 a	340,000
Pinellas County Industry Council,
IDR (Molex ETC Inc. Project)
(LOC; Wachovia Bank)	3.56	9/7/06	2,350,000 a	2,350,000
Pinellas County Industry Council,
Revenue (Chi Chi Rodriguez
Youth Foundation Project)
(LOC; Bank of America)	3.46	9/7/06	500,000 a	500,000
Pinellas County Industry Council,
Revenue (LLC Day School
Project) (LOC; Wachovia Bank)	3.51	9/7/06	130,000 a	130,000

Polk County Industrial Development
Authority, IDR (Florida Treatt
Inc. Project) (LOC; Bank of
America)	3.51	9/7/06	3,855,000 a	3,855,000
Polk County Industrial Development
Authority, IDR (GSG
Investments Project) (LOC;
Wachovia Bank)	3.51	9/7/06	2,330,000 a	2,330,000
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc.
Project)	3.52	9/7/06	5,335,000 a	5,335,000
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc.
Project)	3.52	9/7/06	2,230,000 a	2,230,000
Riveria Beach,
IDR (K. Rain Manufacturing
Project) (LOC; SunTrust Bank)	3.51	9/7/06	2,175,000 a	2,175,000
Roaring Fork Municipal Products
LLC, Revenue (Insured; AMBAC
and Liquidity Facility; The
Bank of New York)	3.56	9/7/06	7,895,000 a,b	7,895,000
Saint John's County Industrial
Development Authority, Health
Facilites Revenue (Coastal
Health Care Investor) (LOC;
SunTrust Bank)	3.53	9/7/06	1,400,000 a	1,400,000
Saint John's County Industrial
Development Authority, IDR
(Bronz-Glow Technologies
Project) (LOC; Wachovia Bank)	3.77	9/7/06	1,215,000 a	1,215,000
Saint Lucie County,
IDR (A-1 Roof Trusses Company
Project) (LOC; SouthTrust Bank)	3.77	9/7/06	1,195,000 a	1,195,000
Sarasota,
Water and Sewer Utility
Revenue (Insured; FGIC)	6.25	10/1/06	110,000	110,262
Sarasota County,
IDR (Sarasota Military
Academy, Inc. Project) (LOC;
Wachovia Bank)	3.51	9/7/06	1,930,000 a	1,930,000
Sarasota County Health Facilities
Authority, Health Care
Facilities Revenue (Bay
Village of Sarasota, Inc.
Project) (LOC; Bank of America)	3.43	9/7/06	1,200,000 a	1,200,000
Sarasota County Public Hospital
Board, HR, Refunding (Sarasota
Memorial Hospital Project)
(Insured; MBIA)	4.25	10/1/06	150,000	150,063
Sumter County Industrial
Development Authority, IDR
(Robbins Manufacturing Company

Project) (LOC; Wachovia Bank)	3.51	9/7/06	505,000 a	505,000
Tamarac,
IDR (Arch Aluminum and Glass
Company) (LOC; Comerica Bank)	3.56	9/7/06	1,000,000 a	1,000,000
Volusia County Industrial
Development Authority, IDR
(Easter Seals Society of
Volusia and Flager Counties
Inc. Project) (LOC; Wachovia
Bank)	3.51	9/7/06	380,000 a	380,000

Total Investments (cost $321,893,949)			102.1%	321,894,001
Liabilities, Less Cash and Receivables			(2.1%)	(6,636,339)
Net Assets			100.0%	315,257,662

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $62,890,000 or 19.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Municipal Money Market Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President
Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer
Date:	October 18, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer
Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)